Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
As a result of the previously mentioned reverse recapitalization in Note 1, the Company has retrospectively adjusted the weighted average shares outstanding for the three and six months ended June 30, 2019 to give effect to the exchange ratio used to determine the number of Class A-1 shares of common stock into which they were converted.
The components of basic and diluted earning per share (“EPS”) were as follows for the three and six months ended June 30 (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net (loss) income	$(21,274)	$4,328	$(23,240)	$8,323

Basic weighted average outstanding shares of common stock	78,317	58,605	78,161	57,896
Dilutive effect of stock-based awards for common stock	—	1,120	—	1,117
Dilutive effect of stockholder notes receivable for common stock	—	917	—	948
Dilutive effect of warrants for common stock	—	1,263	—	1,781
Diluted weighted average outstanding shares of common stock	78,317	61,904	78,161	61,742

Earnings (loss) per share:
Basic	$(0.27)	$0.07	$(0.30)	$0.14
Diluted	$(0.27)	$0.07	$(0.30)	$0.13

Since the Company was in a net loss position for the three and six months ended June 30, 2020, there is no difference between basic and dilutive weighted average common stock outstanding.
Anti-dilutive stock-based awards, Class A-2 shares, and warrants excluded from the calculations of diluted EPS were 5,401,791, and 5,715,823 for the three and six months ended June 30, 2020, respectively.	Earnings Per Share
Pursuant to the Certificate of Incorporation as amended on November 20, 2019 and as a result of the reverse recapitalization, the Company has retrospectively adjusted the weighted average shares outstanding prior to November 20, 2019 to give effect to the exchange ratio used to determine the number of Class A-1 shares of common stock into which they were converted.
Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of Class A-1 shares outstanding during the period. Diluted EPS is computed based on the weighted average number of shares plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options, stockholder notes receivable, warrants and Class A-2 common stock for Class A-1 common stock.
The components of basic and diluted EPS were as follows (in thousands, except per share amounts):

	2019	2018	2017
Net (loss) income	$(5,864)	$10,803	$8,311

Basic weighted average outstanding shares of common stock	61,850	57,621	56,321
Dilutive effect of stock-based awards for common stock	—	1,605	666
Dilutive effect of stockholder notes receivable for common stock	—	407	53
Dilutive effect of warrants for common stock	—	2,549	2,368
Diluted weighted average outstanding shares of common stock	61,850	62,182	59,408

Earnings (loss) per share:
Basic	$(0.09)	$0.19	$0.15
Diluted	$(0.09)	$0.17	$0.14

Since the Company was in a net loss position for the year ended December 31, 2019, there is no difference between basic and dilutive weighted average common stock outstanding.
Anti-dilutive stock-based awards, Class A-2 shares, and warrants excluded from the calculations of diluted EPS were 28,561,724, 439,167, and 629,960 for the years ended December 31, 2019, 2018 and 2017, respectively.